Consolidated Statements of Stockholders Equity - USD ($)	Total	Common stock [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Retained earnings [Member]	Comprehensive income [Member]
Balance at Dec. 31, 2012	$ 0	$ 8,399	$ 571,740	$ (2,580,079)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2012		8,399,040
Receipt of subscriptions due from shareholders	683,531	$ 0		683,531	0	0
Net income (loss) for the period	(3,669)	0	0		(3,669)	0
Foreign currency translation adjustment	(733)	0	0		0	(733)
Balance at Dec. 31, 2013	679,129	$ 8,399	571,740	(1,896,548)	(3,669)	(733)
Balance (in Shares) at Dec. 31, 2013		8,399,040
Reverse merger recapitalization	(649)	$ 933	(1,582)
Reverse merger recapitalization (in shares)		933,227
Net income (loss) for the period	1,369,537	$ 0	0		1,369,537	0
Foreign currency translation adjustment	526	0	0		0	526
Balance at Dec. 31, 2014	2,048,543	$ 9,332	$ 2,570,098	$ (1,896,548)	$ 1,365,868	$ (207)
Balance (in Shares) at Dec. 31, 2014		9,332,267
Net income (loss) for the period	1,715,344
Foreign currency translation adjustment	(21,903)
Balance at Sep. 30, 2015	$ 5,850,826